Schedule of current and non-current prepayments and other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 1,298,798	₨ 804,201
Advance to joint venture (net of allowance)		6,319
Balance with statutory authorities		98,823	41,973
Prepaid expenses		63,399	102,299
Due from employees		8,328	3,451
Others		12,194
Total		1,487,861	951,924
Non-current
Prepaid expenses		755	1,177
Total	$ 9	₨ 755	₨ 1,177